Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000162171
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Capital Appreciation Fund Inc.-Institutional Class
Account Value	$ 25,132	$ 25,767	$ 23,935	$ 23,738	$ 23,048	$ 22,694	$ 22,871	$ 22,103	$ 21,354	$ 22,753	$ 21,886	$ 20,645	$ 20,684	$ 19,350	$ 17,517	$ 18,219	$ 19,019	$ 19,507	$ 18,648	$ 17,829	$ 17,439	$ 17,517	$ 16,971	$ 17,419	$ 15,332	$ 16,555	$ 15,938	$ 15,128	$ 16,643	$ 16,819	$ 15,533	$ 17,242	$ 17,541	$ 19,954	$ 19,778	$ 20,553	$ 21,821	$ 21,569	$ 22,674	$ 21,774	$ 22,580	$ 22,043	$ 22,153	$ 21,348	$ 21,601	$ 20,890	$ 21,064	$ 20,543	$ 20,369	$ 19,329	$ 17,641	$ 17,925	$ 18,403	$ 17,432	$ 16,835	$ 16,222	$ 14,997	$ 12,787	$ 14,684	$ 15,296	$ 15,266	$ 14,877	$ 13,873	$ 13,696	$ 14,049	$ 14,565	$ 14,633	$ 13,642	$ 14,538	$ 14,144	$ 13,832	$ 13,574	$ 12,067	$ 13,077	$ 12,739	$ 14,168	$ 13,980	$ 13,516	$ 13,453	$ 13,231	$ 12,856	$ 12,718	$ 12,904	$ 13,217	$ 12,391	$ 12,254	$ 12,100	$ 12,112	$ 12,029	$ 11,804	$ 11,413	$ 11,066	$ 11,114	$ 10,841	$ 10,712	$ 10,358	$ 9,967	$ 9,894	$ 9,928	$ 10,174	$ 10,195	$ 10,004	$ 9,534	$ 9,682	$ 9,514	$ 9,480	$ 9,056	$ 9,056	$ 9,671	$ 9,832	$ 10,000
C000020636
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Capital Appreciation Fund Inc.-Investor Class
Account Value	$ 25,167	25,802	23,983	23,805	23,093	22,757	22,935	22,164	21,433	22,836	21,966	20,721	20,760	19,426	17,601	18,288	19,112	19,602	18,739	17,934	17,542	17,621	17,071	17,522	15,442	16,678	16,057	15,222	16,767	16,962	15,666	17,389	17,691	20,124	19,946	20,746	22,007	21,773	22,892	21,981	22,812	22,269	22,380	21,582	21,837	21,118	21,310	20,783	20,607	19,555	17,863	18,150	18,634	17,666	17,062	16,427	15,203	12,966	14,886	15,505	15,490	15,097	14,080	13,902	14,272	14,794	14,863	13,860	14,781	14,369	14,066	13,805	12,281	13,303	12,960	14,420	14,230	13,760	13,697	13,479	13,098	12,958	13,143	13,473	12,623	12,503	12,347	12,359	12,274	12,045	11,648	11,296	11,356	11,079	10,948	10,588	10,191	10,117	10,151	10,402	10,433	10,240	9,750	9,912	9,741	9,719	9,289	9,300	9,914	9,992		$ 10,056	$ 9,382	$ 9,697	$ 10,263	$ 10,113	$ 10,278	$ 10,128	$ 10,214	$ 10,277	$ 9,840	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,352	34,167	32,272	32,568	31,887	31,132	30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301		10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg US Aggregate Bond Index
Account Value	$ 22,139	22,610	21,752	22,092	21,697	21,266	20,918	20,401	19,682	20,388	19,929	19,417	19,244	18,458	17,204	17,536	18,243	18,467	18,123	17,455	17,486	17,282	16,743	17,172	16,354	16,972	16,191	15,517	16,731	17,352	16,291	17,254	17,191	18,435	18,232	18,650	19,420	18,930	18,987	18,223	18,813	18,490	18,150	17,850	17,752	17,149	16,792	16,613	16,762	16,375	15,310	15,586	15,954	15,341	14,754	14,544	14,114	13,020	14,098	14,719	14,610	14,354	14,051	13,854	13,730	13,718	13,589	12,975	13,390	13,071	12,823	12,584	11,958	12,546	12,365	12,936	12,925	12,646	12,368	12,329	12,119	12,127	12,283	12,610	12,245	12,142	11,929	11,761	11,639	11,577	11,416	11,378	11,249	11,145	11,140	10,852	10,722	10,590	10,457	10,605	10,607	10,603	10,348	10,258	10,147	10,108	9,679	9,659	9,900	10,007	$ 10,000
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg US Aggregate Bond Index
Account Value	$ 22,651	$ 23,133	$ 22,255	$ 22,602	$ 22,199	$ 21,757	$ 21,401	$ 20,873	$ 20,137	$ 20,859	$ 20,390	$ 19,866	$ 19,689	$ 18,885	$ 17,602	$ 17,941	$ 18,665	$ 18,894	$ 18,541	$ 17,859	$ 17,890	$ 17,682	$ 17,130	$ 17,569	$ 16,732	$ 17,364	$ 16,565	$ 15,876	$ 17,118	$ 17,753	$ 16,668	$ 17,653	$ 17,588	$ 18,861	$ 18,653	$ 19,081	$ 19,869	$ 19,368	$ 19,426	$ 18,644	$ 19,248	$ 18,917	$ 18,570	$ 18,262	$ 18,163	$ 17,545	$ 17,180	$ 16,997	$ 17,150	$ 16,754	$ 15,664	$ 15,947	$ 16,322	$ 15,696	$ 15,095	$ 14,880	$ 14,441	$ 13,321	$ 14,424	$ 15,060	$ 14,948	$ 14,686	$ 14,376	$ 14,175	$ 14,047	$ 14,035	$ 13,903	$ 13,275	$ 13,700	$ 13,373	$ 13,120	$ 12,875	$ 12,234	$ 12,836	$ 12,651	$ 13,235	$ 13,224	$ 12,938	$ 12,654	$ 12,614	$ 12,399	$ 12,408	$ 12,567	$ 12,901	$ 12,529	$ 12,423	$ 12,205	$ 12,033	$ 11,909	$ 11,844	$ 11,680	$ 11,641	$ 11,509	$ 11,403	$ 11,398	$ 11,103	$ 10,970	$ 10,835	$ 10,699	$ 10,851	$ 10,852	$ 10,848	$ 10,587	$ 10,495	$ 10,382	$ 10,342	$ 9,903	$ 9,883	$ 10,128	$ 10,239		$ 10,231	$ 9,738	$ 9,857	$ 10,234	$ 10,079	$ 10,243	$ 10,174	$ 10,130	$ 10,208	$ 9,904	$ 10,000